Pension and Post-Retirement Plan Assets Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Fair Value	$ 194
Unfunded commitments	24
Pension
Fair Value	289
Unfunded commitments	36
Pension | Venture Capital and Partnership Interests
Fair Value	161	[1]
Unfunded commitments	36	[1]
Pension | Fund of Funds
Fair Value	$ 128	[2]
Redemption frequency	Monthly	[2]
Redemption notice period	30-45 days	[2]

[1]	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
[2]	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.